Income Tax - Summary of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 4,840	$ 6,842
Gross decrease—tax positions in current period	(4,840)	(2,002)
Unrecognized tax benefits, Ending balance		$ 4,840